Lease obligation	12 Months Ended
Dec. 31, 2024
Lease obligation
Lease Obligation

12. Lease obligation

	December 31,	December 31,
	2024	2023
Aircraft 1.	$1,318,602	$37,242
Office Building	977,420	550,548
Printer	5,520	7,727
	2,301,542	595,517
Current portion of lease obligations	693,607	343,513
Long-term lease obligations	1,607,935	252,004

1. Converted at 1.4385

Maturity of lease liabilities:	Finance Lease1.	Operating Leases	Total	Weighted Average Remaining Lease Terms
2025	693,743	240,676	934,419	3.7 years
2026	693,742	240,391	934,133	3.1 years
2027	116,615	237,252	353,867	3.3 years
2028	-	237,252	237,252	2.3 years
2029	-	237,252	237,252	1.8 years
2030	-	177,939	177,939	0.8 years
Total lease payments	1,504,100	1,370,762	2,874,862
Less imputed interest	(185,498)	(387,822)	(573,320)
Total discounted lease payments	1,318,602	982,940	2,301,542
Current portion of lease obligations	565,974	127,633	693,607
Non-current portion of lease obligations	752,628	855,307	1,607,935

1. Converted at 1.4385

Movement of lease obligations	2024	2023
Opening balance, January 1	$595,517	$1,246,723
Additions	2,252,803	-
Operating lease payments	(364,712)	(739,527)
Finance lease principal payments	(359,706)	-
Lease accretion	99,803	90,378
Foreign exchange	78,740	(908)
Other	(903)	(1,149)
Closing Balance, December 31	2,301,542	595,517
Current portion of lease obligations	693,607	343,513
Long-term lease obligations	1,607,935	252,004

	Lease Term Till	Option to Extend	Incremental Borrowing Rate
Aircraft	March 2027	No	12.0%
Office Building	September 2030	No	10.0%
Printer	November 2026	No	10.8%

As of December 31, 2024 the Company’s aircraft lease was a financing lease and the other leases were operating leases.  The Company’s aircraft lease began to be treated as a finance lease as of March 22, 2024.  The Company’s total operating lease expenditures for the year ended December 31, 2024 was $364,712 (2023 - $739,527).  The Company’s total financing lease expenditures for the year ended December 31, 2024 was $ 495,233 (2023 - $nil).

Non-cash lease amortization and accretion

	2024	2023	2022
Amortization of lease incentives and other	$(9,997)	$(8,099)	$(4,010)
ROU asset amortization	263,627	600,911	608,495
Lease liability accretion	99,803	90,378	147,664
	353,433	683,190	752,149